21 Derivative financial liability - current (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands			1 Months Ended		12 Months Ended
	Aug. 19, 2020	Oct. 31, 2019	May 31, 2020	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Midatech Pharma US Inc [member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Share price					£ 0.56	£ 1.20
Remeasurement of finance income					£ 0	£ 0
Warrant [member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Number of shares lapsed					111,582	38,844
Number of warrants issued			1,000	1,100
Share Options [member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Number of shares lapsed					3,332	8,846
Warrants [member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Share price	£ 0.41
Number of warrants issued	2,500,000	3,150,000
Number of shares outstanding					3,150,000		7,045,455
Gross proceed	£ 1,025,000
Exercise	£ 498,502